Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares HKD ($) shares	Shares subscription receivable HKD ($)	Additional paid-in capital HKD ($)	Retained earnings HKD ($)	Accumulated other comprehensive income HKD ($)	HKD ($)	USD ($)
Balance at Mar. 31, 2020		$ 78,498	$ (78,498)	$ 9,000	$ 3,966,903		$ 3,975,903	$ 512,934
Balance (in Shares) at Mar. 31, 2020	[1]	19,200,000
Dividends paid					(3,045,558)		(3,045,558)	(391,732)
Net income					7,605,181		7,605,181	978,207
Foreign currency translation								(1,538)
Balance at Mar. 31, 2021		$ 78,498	(78,498)	9,000	8,526,526		8,535,526	1,097,871
Balance (in Shares) at Mar. 31, 2021	[1]	19,200,000
Net income					10,216,207		10,216,207	1,304,333
Foreign currency translation								(8,111)
Balance at Mar. 31, 2022		$ 78,498	(78,498)	9,000	18,742,733		18,751,733	2,394,093
Balance (in Shares) at Mar. 31, 2022	[1]	19,200,000
Net income					6,027,651		6,027,651	767,862
Foreign currency translation						12,562	12,562	(3,707)
Balance at Mar. 31, 2023		$ 78,498	$ (78,498)	$ 9,000	$ 24,770,384	$ 12,562	$ 24,791,946	$ 3,158,248
Balance (in Shares) at Mar. 31, 2023	[1]	19,200,000

[1]	Giving retroactive effect to the 2 for 1 stock split effected on June 25, 2021.